Organization, Operations and Basis of Presentation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Organization operations and basis of presentation (Textual)
Stockholders' equity (deficit)	$ (3,915,022)		$ (3,915,022)		$ (3,405,692)	$ 230,724	$ 2,403,311
Net loss	$ (4,302,026)	$ (1,746,149)	(7,117,186)	$ (3,550,119)	(14,249,719)	(3,746,944)
Net cash used in operating activities			$ (2,508,366)	$ (1,997,841)	$ (3,123,169)	$ (2,999,942)
Forward stock split
The Company effected a 1-for-3 reverse stock split of the Company’s common stock. All shares and pre-share amounts have been restated as of the earliest periods presented to reflect the reverse stock split.

The Company’s effected a 2-for-1 forward stock split of the Company’s common stock in the form of a dividend. All shares and pre-share amounts have been restated as of the earliest periods presented to reflect the forward stock split.
In September 2016, the Company's Board of Directors declared a 2-for-1 forward stock split of the Company's common stock in the form of a dividend.